OPERATING EXPENSES - Schedule of Ship Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis Of Expenses [Line Items]
Ship operating expenses	$ 232,243	$ 176,533	$ 175,164
Technical management expenses
Analysis Of Expenses [Line Items]
Ship operating expenses	88,433	62,207	66,238
Crew costs
Analysis Of Expenses [Line Items]
Ship operating expenses	125,602	99,809	96,283
Insurances
Analysis Of Expenses [Line Items]
Ship operating expenses	$ 18,208	$ 14,517	$ 12,643